Shareholder Report, Holdings (Details) - C000152732 [Member]	Sep. 30, 2025
All other asset types less than 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value
Foreign Issuer Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Bank Debts [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.80%
Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%